CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Balance sheets (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Mar. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 342,504	$ 48,371	¥ 478,200	¥ 454,890	¥ 800,997	¥ 291,973
Short-term investment					596,078
Amounts due from related parties	28,070	3,964	51,590
Other receivables	287,753	40,639	440,056		707,404
Total assets	2,647,331	373,876	5,383,096	7,099,293	7,349,390
Current liabilities
Other payables and accruals	1,175,914	166,072	1,302,292		1,128,068
Convertible notes, current	375,449	53,024	324,644		1,188,192
Non-current liabilities
Convertible notes, non-current	1,679,130	237,138	1,672,796
Total liabilities	4,991,978	705,003	4,917,976		4,977,747
Shareholders' equity
Ordinary shares (US$0.0001 par value, 10,000,000,000 shares authorized as of December 31, 2018 and 2019, and March 31, 2020, respectively; 839,850,038 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of December 31, 2018; 846,807,530 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of December 31, 2019; 846,857,596 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of March 31, 2020)	581	82	581	¥ 577	575
Additional paid-in capital	13,036,989	1,841,175	13,069,560		12,967,986
Accumulated other comprehensive income	106,764	15,078	68,192		86,061
Accumulated deficit	(15,488,827)	(2,187,440)	(12,669,165)		(10,680,489)
Total shareholders' equity/(deficit)	(2,344,647)	(331,127)	465,120		2,371,643	¥ (8,181,625)	¥ (4,443,852)
Total liabilities and shareholders' equity	2,647,331	$ 373,876	5,383,096		7,349,390
Parent Company | Reportable Legal Entities
Current assets:
Cash and cash equivalents	1,081		3,341		10,288
Short-term investment					553,568
Prepaid expenses	1,027		1,047		23,100
Amounts due from related parties	9,276,465		9,140,957		9,318,188
Other receivables	2,921		6,984		18,015
Total assets	9,281,494		9,152,329		9,923,159
Current liabilities
Other payables and accruals	104,475		93,821		10,584
Investment deficit in subsidiaries	11,110,402		8,194,449		6,195,553
Amounts due to related parties	12,738		12,937		90,251
Convertible notes, current	375,449		324,644		1,188,192
Other current liabilities	22,923		22,998		64,446
Non-current liabilities
Convertible notes, non-current			34,312
Total liabilities	11,625,987		8,683,161		7,549,026
Shareholders' equity
Ordinary shares (US$0.0001 par value, 10,000,000,000 shares authorized as of December 31, 2018 and 2019, and March 31, 2020, respectively; 839,850,038 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of December 31, 2018; 846,807,530 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of December 31, 2019; 846,857,596 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of March 31, 2020)	581		581		575
Additional paid-in capital	13,036,989		13,069,560		12,967,986
Accumulated other comprehensive income	106,764		68,192		86,061
Accumulated deficit	(15,488,827)		(12,669,165)		(10,680,489)
Total shareholders' equity/(deficit)	(2,344,493)		469,168		2,374,133
Total liabilities and shareholders' equity	¥ 9,281,494		¥ 9,152,329		¥ 9,923,159